Property and Equipment - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Property and Equipment	$ 969	$ 910
Accumulated depreciation	(658)	(683)
Property and Equipment, net	311	227
Laboratory equipment
Property and Equipment
Property and Equipment	518	404
Office furniture and equipment
Property and Equipment
Property and Equipment	57	67
Software
Property and Equipment
Property and Equipment		45
Leasehold improvements
Property and Equipment
Property and Equipment	$ 394	$ 394